Debt and Capital Structure - Mandatory Debt Payments (Details) $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Total debt principal				$ 7,400
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 8,537		$ 12,113
Total Debt Principal, (CAD equivalent)	8,537		12,113
1 Year | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
2024 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
2025 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	181
2026 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
5 Years | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	1,255
Thereafter | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	7,101
U.S. Dollar Denominated Unsecured Notes | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal	6,537	$ 4,827	9,363	$ 7,385
Total Debt Principal, (CAD equivalent)	6,537		9,363
U.S. Dollar Denominated Unsecured Notes | 1 Year | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		0
Total Debt Principal, (CAD equivalent)	0
U.S. Dollar Denominated Unsecured Notes | 2024 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		0
Total Debt Principal, (CAD equivalent)	0
U.S. Dollar Denominated Unsecured Notes | 2025 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		133
Total Debt Principal, (CAD equivalent)	181
U.S. Dollar Denominated Unsecured Notes | 2026 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		0
Total Debt Principal, (CAD equivalent)	0
U.S. Dollar Denominated Unsecured Notes | 5 Years | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		373
Total Debt Principal, (CAD equivalent)	505
U.S. Dollar Denominated Unsecured Notes | Thereafter | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 4,321
Total Debt Principal, (CAD equivalent)	5,851
Canadian Dollar Denominated Unsecured Notes | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal	2,000		$ 2,750
Total Debt Principal, (CAD equivalent)	2,000
Canadian Dollar Denominated Unsecured Notes | 1 Year | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Canadian Dollar Denominated Unsecured Notes | 2024 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Canadian Dollar Denominated Unsecured Notes | 2025 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Canadian Dollar Denominated Unsecured Notes | 2026 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	0
Canadian Dollar Denominated Unsecured Notes | 5 Years | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	750
Canadian Dollar Denominated Unsecured Notes | Thereafter | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	$ 1,250